ALLOWANCE FOR EXPECTED CREDIT LOSSES - Disclosure of Expected Credit Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
10pp increase in HPI
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ (225)	£ (112)
10pp decrease in HPI
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	370	162
1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	191	107
1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(177)	(95)
Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	3,322	3,502
Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	4,005	3,772
Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	5,293	4,324
Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	15,292	5,613
UK mortgages | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	26	23
UK mortgages | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(21)	(18)
UK mortgages | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	469	636
UK mortgages | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	734	722
UK mortgages | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1,344	973
UK mortgages | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	7,848	1,448
Credit cards | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	41	20
Credit cards | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(41)	(20)
Credit cards | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	563	434
Credit cards | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	719	500
Credit cards | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	842	583
Credit cards | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1,320	707
Other retail | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	25	14
Other retail | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(25)	(14)
Other retail | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	886	754
Other retail | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	984	808
Other retail | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1,059	868
Other retail | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1,450	973
Commercial banking | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	99	49
Commercial banking | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	(90)	(42)
Commercial banking | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1,403	1,278
Commercial banking | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1,567	1,342
Commercial banking | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	2,046	1,500
Commercial banking | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	4,672	2,085
Other £m | 1pp increase in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	0	1
Other £m | 1pp decrease in unemployment £m
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	0	(1)
Other £m | Upside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1	400
Other £m | Base case
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	1	400
Other £m | Downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	2	400
Other £m | Severe downside
Schedule of Expected Credit Loss [Line Items]
ECL impact, £m	£ 2	£ 400